Lease Liability (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Disclosure of maturity analysis of operating lease payments
Current lease liabilities		$ 439,709	$ 439,709
Non-current lease liabilities		1,978,997	1,978,997
Total lease liability			$ 2,418,706
Incremental borrowing rate	10.25%
Derecognized the lease liability in connection with the loss of control of Bophelo Bio & Wellness	$ 2,570,939	$ 2,418,706
Undiscounted minimum lease payments	4,427,569
2022
Disclosure of maturity analysis of operating lease payments
Undiscounted minimum lease payments	110,689
2023
Disclosure of maturity analysis of operating lease payments
Undiscounted minimum lease payments	265,654
2024
Disclosure of maturity analysis of operating lease payments
Undiscounted minimum lease payments	265,654
2025
Disclosure of maturity analysis of operating lease payments
Undiscounted minimum lease payments	265,654
2026
Disclosure of maturity analysis of operating lease payments
Undiscounted minimum lease payments	265,654
Thereafter
Disclosure of maturity analysis of operating lease payments
Undiscounted minimum lease payments	$ 3,254,264